DISTINCT ASSETSSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-5

Supplement dated November 8, 2021

to the

Prospectus dated May 1, 1998

DISTINCT ASSETSSM VARIABLE ANNUITY NY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-5NLNY

Supplement dated November 8, 2021

to the

Prospectus dated May 1, 1998

Effective on or about December 6, 2021, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Trust Name	New Trust Name	Current Subaccount Name	New Subaccount Name	Current Subadvisor	New Subadvisor
Wells Fargo Variable Trust	Allspring Variable Trust	WFVT Discovery Fund	Allspring VT Discovery Fund	Wells Fargo Funds Management, LLC	Allspring Global Investments, LLC

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectuses or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectuses.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.